C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Summary of intangible assets
	$		$		$		$		$		$
	Capitalized								Customer relationships,
	development expenses				Goodwill				IPR, and other intangible assets 1)
	2025		2024		2025		2024		2025		2024
Cost

Opening balance		24,571		22,983		95,202		91,185		85,060		80,810

Additions		1,138		1,300		–		–		772		376

Balances regarding acquired/divested business 2)		–1,625		–		–1,569		–375		–2,473		–249

Disposals		–		–		–		–		–		–314

Reclassifications		–		20		–		–		–		–

Translation differences		–437		268		–8,101		4,392		–8,415		4,437

Closing balance		23,647		24,571		85,532		95,202		74,944		85,060

Accumulated amortizations

Opening balance		–16,233		–14,560		–		–		–54,688		–50,405

Amortizations		–1,790		–1,480		–		–		–1,821		–2,500

Balances regarding divested business 2)		1,625		–		–		–		2,282		184

Disposals		–		–		–		–		–		314

Translation differences		362		–193		–		–		4,791		–2,281

Closing balance		–16,036		–16,233		–		–		–49,436		–54,688

Accumulated impairment losses

Opening balance		–3,745		–3,745		–39,125		–38,241		–22,418		–7,738

Balances regarding divested business 2)		–		–		475		375		122		65

Impairment losses		–		–		–		–1,260		–77		–14,073

Translation differences		–		–		0		1		2,496		–672

Closing balance		–3,745		–3,745		–38,650		–39,125		–19,877		–22,418

Net carrying value		3,866		4,593		46,882		56,077		5,631		7,954

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see note E2 ”Business combinations”.

Summary of discounting of projected after tax cash flows
Rates per cash generated unit (CGU)

	Post-tax discount rates (%)		Terminal growth rates (%)
Cash Generating Unit	2025	2024	2025	2024

Networks	10.5	9.5	2.0	2.0

Cloud Software and Services	10.5	10.0	1.5	1.5

Global Communications Platform	13.5	13.5	3.5	3.5

Enterprise Wireless Solutions	12.0	11.0	3.5	3.5